Pension Plans and Other Postretirement Benefits (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in accumulated postretirement benefit obligation
Defined benefit plan, benefit obligation, beginning balance	$ 258	$ 191
Service cost for benefits earned	26	21
Interest cost on benefit obligations	11	8
Actuarial loss (gain)	4	35
Benefits paid	(7)	(6)
Employee Contributions
Plan amendments	(4)	3
Defined benefit plan, benefit obligation, ending balance	285	258
Defined benefit postretirement health coverage [Member]
Changes in accumulated postretirement benefit obligation
Defined benefit plan, benefit obligation, beginning balance	94	80
Service cost for benefits earned	1	1	1
Interest cost on benefit obligations	5	5	5
Actuarial loss (gain)	5	8
Benefits paid	(2)	(1)
Employee Contributions
Plan amendments	1	1
Defined benefit plan, benefit obligation, ending balance	$ 104	$ 94	$ 80